RESTRICTED CASH AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH AND SHORT-TERM DEPOSITS	RESTRICTED CASH AND SHORT-TERM DEPOSITS

Our restricted cash balances are as follows:

(in thousands of $)	2020	2019
Methane Princess lease security deposits (note 22) (1)	118,455	114,676
Restricted cash relating to the $800 million facility (note 21) (2)	16,450	23,552
Restricted cash relating to our interest rate swaps (note 24)	29,440	14,810
Restricted cash relating to the NR Satu facility (notes 5 and 21)	8,723	9,543
Restricted cash relating to security deposits(3)	12,317	19,680
Total restricted cash	185,385	182,261
Less: current portion of restricted cash	(55,547)	(46,333)
Non-current restricted cash	129,838	135,928

Restricted cash does not include minimum consolidated cash balances of $30.0 million required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in “Cash and cash equivalents” (note 21).

(1) As of December 31, 2020 and 2019, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 22 was $118.5 million and $114.7 million, respectively. These security deposits are referred to in these financial statements as restricted cash. The Methane Princess Lease security deposit earns interest based upon Pound Sterling LIBOR.

(2) Restricted cash required by the $800 million facility provides additional security to the lenders following the early termination of the Golar Spirit's charter and amendments to the Golar Freeze's charter. Under the amendments in 2018 to the $800 million facility, the restricted cash relating to the Golar Freeze was released upon securing an acceptable replacement charter. The security deposit may be applied against Golar Spirit's proportion of the $800 million facility quarterly repayment. The security deposit will be fully utilized in 2021 on the final repayment of the $800 million facility. The security deposit may be released if we are able to enter into a suitable charter for the Golar Spirit.
(3) As of December 31, 2020 and 2019, the value of collateral deposits required to secure performance guarantees issued to charterers on our behalf by banks was $12.3 million and $18.1 million, respectively.